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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED
INVESTMENT COMPANIES



FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:             //      (a)

		or fiscal year ending:  12/31/96        (b)


Is this a transition report? (Y/N)      N


Is this an amendment to a previous filing? (Y/N)        N


Those items or sub-items with a box " " after the item number should be completed only if the answer has changed from the previous filing on this form.




1.      A.      Registrant Name:        Federal Life Variable Annuity Separate
 Account A

	B.      File Number:    811-    2570

	C.      Telephone Number:       (847)520-1900


2.      A.      Street:         3750 West Deerfield Road

	B.      City:           Riverwoods              C.  State:      IL
D.  Zip Code:  60048            Zip E
	E.      Foreign Country:

	Foreign Postal Code:


3.      Is this the first filing on this form by Registrant? (Y/N)      N




4.      Is this the last filing on this form by Registrant?(Y/N)        N




5.      Is Registrant a small business investment company (SBIC)?(Y/N)  N


	[If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)?(Y/N)       Y


	[If answer is "Y"(Yes) complete only items 111 through 132.]


7.      Items 7 through 110 - Not Applicable



							01     SEC 2100 (10-94)
If filing more than one
Page 47, "X" box:
For period ending       12-31-96



File number 811-        2570



UNIT INVESTMENT TRUSTS

111.    A.          Depositor Name:             FEDERAL LIFE INSURANCE
 COMPANY (MUTUAL)

	B.          File Number (If any):

	C.          City:       Riverwoods                State:        IL

  Zip Code:     60015     Zip Ext:

		   Foreign Country:
		   Foreign Postal Code
:


112.    A.         Sponsor Name:                FEDERAL LIFE INSURANCE
COMPANY (MUTUAL)

	B.          File Number (If any):

	C.         City:        Riverwoods                State:        IL
  Zip Code:     60015     Zip Ext:

		    Foreign Country:
 Foreign Postal Code:

113.    A.         Trustee  Name:

	B.          City:                                 State:
    Zip Code:               Zip Ext:

		   Foreign Country:
Foreign Postal Code:

114.    A.         Principal Underwriter Name:
FED Mutual Financial Services, Inc.

	B.          File Number:  8-

	C.          City:       Riverwoods                State:        IL
  Zip Code:     60015     Zip Ext:

		    Foreign Country:
		    Foreign Postal Code:

115.    A.         Independent Public Accountant Name:  Ernst & Young, LLP

	B.          City:       Chicago                   State:            IL
    Zip Code:     60673     Zip Ext:

		    Foreign Country:
		    Foreign Postal Code:







							47 - 48
If filing more than one
Page 49, "X" box:
For period ending       12-31-96
File number 811-        2570


116.    Family of investment companies information:

A.         Is registrant part of a family of investment companies? (Y/N):     N

	B.         Identify the family in 10 letters:                         Y
		      (NOTE: In filing this form, use this identification consistently for all investment companies in family.
		      This designation is for purposes of this form only.)

117.    A.          Is registrant a separate account of an insurance company?
		    (Y/N): Y
								       Y/N
	If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:


	B.          Variable Annuity Contracts? (Y/N):                        Y


	C.          Scheduled premium variable life contracts? (Y/N):  N


	D.          Flexible premium variable life contracts? (Y/N):  N

	E.          Other types of insurance products registered under the
		    Securities Act of 1933? (Y/N):                      N

118. State the number of series existing at the end of the period that had securities registered
		under the Securities Act of 1933                             1


119. State the number of new series for which registration statements under the Securities Act of
		1933 became effective during the period                       0


120. State the total value of the portfolio securities on the date of deposit for the new series included in item
		119 ($000's omitted)                                      $  0


121.            State the number of series for which a current
		prospectus was in existence at the e                         0


122.            State the number of existing series for which additional
		units were registered under the Securities Act of 1933
		during the current period                                     0




							49

If filing more than one
Page 50, "X" box:
For period ending       12-31-96
File number 811-        2570


123.            State the total value of the additional units considered in
		answering item 122 ($000's omitted)       $  0

124.            State the total value of units of prior series that were
		placed in the portfolios of subsequent series during the
		current period (the value of these units is to be measured
		on the date they were placed in the subsequent series)
		($000's omitted)                                             $  0

125.            State the total dollar amount of sales loads collected
		(before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter
		which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
		all series of Registrant ($000's omitted)                 $  0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of            Total Assets               Total Income
		Series                        ($000's            Distributions
		Investing                 omitted)             ($000's omitted)

A.      U.S. Treasury direct issue         $               $

B.      U.S. Government agency             $               $

C.      State and municipal tax-free       $               $

D.      Public utility debt                $               $

E.      Brokers or dealers debt or debt of
	brokers' or dealers' parent        $               $

F.      All other corporate intermed. & long-
	term debt                          $               $

G.      All other corporate short-term debt      $               $

H.      Equity securities of brokers or dealers
	or parents of brokers or dealers          $               $

I.      Investment company equity securities      $               $

J.      All other equity securities   1           $  27,410       $      899

K.      Other securities                          $               $

L.      Total assets of all series of registrant  $               $

				50

If filing more than one
Page 51, "X" box:
For period ending       12-31-96
File number 811-        2570


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
		an entity other than the issuer? (Y/N)                     N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
		end of the current period? (Y/N)                           N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
		item 129 derived from insurance or guarantees? (Y/N)      N

131.            Total expenses incurred by all series of Registrant during
		the current reporting period ($000's omitted)      $    213

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

	811-  2570      811-            811-            811-            811-

	811-            811-            811-            811-            811-

	811-            811-            811-            811-            811-

	811-            811-            811-            811-            811-

	811-            811-            811-            811-            811-

	811-            811-            811-            811-            811-

	811-            811-            811-            811-            811-

	811-            811-            811-            811-            811-

	811-            811-            811-            811-            811-



















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